Earnings Per Share (EPS)	12 Months Ended
Dec. 31, 2019
Profit or loss [abstract]
Earnings per share [text block]
27.	Earnings per share (EPS)

Basic earnings per share (EPS) amounts are calculated by dividing the profit for the year by the weighted average number of common shares and investment shares outstanding during the year.

The following reflects the income and share data used in the basic and diluted EPS computations:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Numerator
Net profit from continuing operations attributable to ordinary equity holders of the Parent	132,047	76,699	94,171
Net loss from discontinued operations attributable to ordinary equity holders of the Parent	-	-	(389)
Net profit attributable to ordinary equity holders of the Parent	132,047	76,699	93,782
Denominator
Weighted average number of common and investment shares (thousands of shares)	428,107	428,107	446,062

	2019	2018	2017
	S/	S/	S/

Basic profit for common and investment shares from continuing operations	0.31	0.18	0.21
Basic loss for common and investment shares from discontinued operations	-	-	-
Basic profit for common and investment shares from continuing and discontinued operations	0.31	0.18	0.21

The weighted average number of shares in 2017, includes the weighted average effect of changes in treasury shares, as explained in note 17(c).

The Group had no dilutive potential ordinary shares as of December 31, 2019 and 2018.

There were no other transactions involving common shares or investment shares between the reporting date and the date of the authorization of these consolidated financial statements.